Note 5 - Acquisition-related Items	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
5.	Acquisition-related items

Acquisition-related expense (income) comprises the following:

	2016	2015	2014

Transaction costs	$2,794	$5,301	$9,103
Contingent consideration fair value adjustments	(4,591)	383	1,774
Contingent consideration compensation expense	5,356	915	226
	$3,559	$6,599	$11,103

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding four
years.